UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

STATE STREET NAVIGATOR SECURITIES LENDING
GOVERNMENT MONEY MARKET PORTFOLIO
ANNUAL REPORT
December 31, 2021

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Annual Report
December 31, 2021

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition*	December 31, 2021
Treasury Repurchase Agreements	53.9%
Treasury Debt	28.1
Government Agency Debt	16.3
Government Agency Repurchase Agreements	2.1
Other Assets in Excess of Liabilities	(0.4)
Total	100.0%
*	As a percentage of net assets as of the date indicated. The composition will vary over time.

Maturity Ladder*	December 31, 2021
Overnight (1 Day)	0.0%
2 to 30 Days	59.5
31 to 60 Days	6.4
61 to 90 Days	8.4
Over 90 Days	26.1
Total	100.4%
Average days to maturity	15
Weighted average life	90
*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
December 31, 2021
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 16.3%
Aaa, AA+	Federal Farm Credit Bank, 3 Month USD MMY + 0.03%(a)	0.113%	01/01/2022	10/12/2023	$ 25,000,000	$ 24,997,961
Aaa, AA+	Federal Farm Credit Bank, 3 Month USD MMY + 0.03%(a)	0.114%	01/01/2022	04/03/2023	23,954,000	23,954,000
Aaa, AA+	Federal Farm Credit Bank, 3 Month USD MMY + 0.04%(a)	0.120%	01/01/2022	05/03/2023	31,400,000	31,400,000
Aaa, AA+	Federal Farm Credit Bank, 3 Month USD MMY + 0.13%(a)	0.215%	01/01/2022	02/28/2022	24,600,000	24,600,000
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.01%(a)	0.055%	01/01/2022	09/13/2022	23,100,000	23,099,594
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	06/30/2022	31,802,000	31,801,213
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.02%(a)	0.068%	01/01/2022	07/14/2023	12,000,000	11,999,443
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.02%(a)	0.070%	01/01/2022	10/27/2022	28,500,000	28,498,826
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.02%(a)	0.070%	01/01/2022	12/14/2022	38,017,000	38,015,543
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.02%(a)	0.070%	01/01/2022	03/14/2023	52,831,000	52,823,156
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.02%(a)	0.070%	01/01/2022	08/21/2023	20,000,000	19,999,340
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.03%(a)	0.075%	01/01/2022	06/08/2022	31,600,000	31,599,316
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.03%(a)	0.075%	01/01/2022	01/12/2023	40,000,000	39,997,927
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.03%(a)	0.080%	01/01/2022	05/13/2022	48,300,000	48,298,248
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.06%(a)	0.105%	01/01/2022	02/09/2023	5,300,000	5,300,000
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.08%(a)	0.130%	01/01/2022	10/14/2022	26,000,000	26,000,000
Aaa, AA+	Federal Farm Credit Bank, SOFR + 0.09%(a)	0.135%	01/01/2022	10/07/2022	39,500,000	39,500,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	03/28/2022	39,000,000	39,000,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	04/14/2022	41,750,000	41,750,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	04/22/2022	32,030,000	32,030,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	06/01/2022	16,200,000	16,200,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	06/07/2022	40,000,000	40,000,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	09/06/2022	45,000,000	45,000,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	09/30/2022	42,100,000	42,100,000
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2021
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	10/07/2022	$ 58,900,000	$ 58,900,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.01%(a)	0.060%	01/01/2022	10/17/2022	35,000,000	35,000,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.02%(a)	0.065%	01/01/2022	06/17/2022	27,000,000	27,000,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.03%(a)	0.075%	01/01/2022	03/14/2022	100,000,000	100,000,000
Aaa, AA+	Federal Home Loan Bank, SOFR + 0.05%(a)	0.095%	01/01/2022	07/29/2022	50,000,000	50,000,000
Aaa, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.16%(a)	0.210%	01/01/2022	04/20/2022	39,300,000	39,300,000
Aaa, AA+	Federal Home Loan Mortgage Corp., SOFR + 0.19%(a)	0.240%	01/01/2022	06/02/2022	39,250,000	39,250,000
Aaa, AA+	Federal National Mortgage Assoc., SOFR + 0.20%(a)	0.250%	01/01/2022	06/15/2022	42,150,000	42,150,000
Aaa, AA+	Federal National Mortgage Assoc., SOFR + 0.27%(a)	0.320%	01/01/2022	05/04/2022	40,000,000	40,034,633
TOTAL GOVERNMENT AGENCY DEBT						1,189,599,200
	TREASURY DEBT — 28.1%
P-1, A-1+	U.S. Treasury Bill(b)	0.050%	01/20/2022	01/20/2022	69,900,000	69,898,138
Aaa, AA+	U.S. Treasury Bill(b)	0.050%	02/01/2022	02/01/2022	95,100,000	95,095,932
P-1, A-1+	U.S. Treasury Bill(b)	0.050%	02/15/2022	02/15/2022	100,000,000	99,993,729
P-1, A-1+	U.S. Treasury Bill(b)	0.050%	03/31/2022	03/31/2022	25,000,000	24,996,979
P-1, A-1+	U.S. Treasury Bill(b)	0.051%	01/13/2022	01/13/2022	95,100,000	95,098,611
P-1, A-1+	U.S. Treasury Bill(b)	0.051%	02/10/2022	02/10/2022	25,900,000	25,898,622
P-1, A-1+	U.S. Treasury Bill(b)	0.053%	03/01/2022	03/01/2022	99,800,000	99,791,642
P-1, A-1+	U.S. Treasury Bill(b)	0.055%	02/22/2022	02/22/2022	101,000,000	100,992,285
P-1, A-1+	U.S. Treasury Bill(b)	0.055%	03/08/2022	03/08/2022	80,000,000	79,992,178
P-1, A-1+	U.S. Treasury Bill(b)	0.056%	01/11/2022	01/11/2022	100,000,000	99,998,698
P-1, A-1+	U.S. Treasury Bill(b)	0.058%	04/14/2022	04/14/2022	75,000,000	74,987,952
P-1, A-1+	U.S. Treasury Bill(b)	0.058%	04/21/2022	04/21/2022	59,760,000	59,749,394
P-1, A-1+	U.S. Treasury Bill(b)	0.063%	05/12/2022	05/12/2022	89,515,000	89,495,274
P-1, A-1+	U.S. Treasury Bill(b)	0.065%	03/10/2022	03/10/2022	200,200,000	200,175,959
P-1, A-1+	U.S. Treasury Bill(b)	0.070%	03/24/2022	03/24/2022	75,000,000	74,988,333
P-1, A-1+	U.S. Treasury Bill(b)	0.070%	03/29/2022	03/29/2022	75,000,000	74,987,604
P-1, A-1+	U.S. Treasury Note(b)	0.061%	03/31/2022	03/31/2022	25,000,000	25,104,645
P-1, A-1+	U.S. Treasury Note(b)	0.072%	06/30/2022	06/30/2022	11,211,000	11,303,012
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	0.114%	01/01/2022	07/31/2023	233,530,000	233,538,086
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	0.119%	01/01/2022	04/30/2023	73,936,000	73,941,624
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.04%(a)	0.120%	01/01/2022	10/31/2023	21,400,000	21,400,000
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	0.134%	01/01/2022	01/31/2023	157,870,000	157,910,053
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2021
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	0.140%	01/01/2022	07/31/2022	$ 75,000,000	$ 75,001,303
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	0.140%	01/01/2022	10/31/2022	10,950,000	10,952,596
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.11%(a)	0.199%	01/01/2022	04/30/2022	75,000,000	75,015,334
TOTAL TREASURY DEBT						2,050,307,983
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 2.1%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Government Obligations, 1.625% – 4.000% due 11/20/2034 – 08/01/2051, and U.S. Treasury Notes, 1.750% – 2.125% due 03/31/2022 – 07/31/2022, valued at $32,640,027); expected proceeds $32,000,133	0.050%	01/03/2022	01/03/2022	32,000,000	32,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 10/28/2021 (collateralized by various U.S. Government Obligations, 2.000% – 7.000% due 12/15/2026 – 12/20/2051, valued at $30,600,000); expected proceeds $30,003,350	0.060%	01/03/2022	01/03/2022	30,000,000	30,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 10/08/2021 (collateralized by various U.S. Government Obligations, 1.500% – 5.500% due 11/01/2028 – 12/01/2051, valued at $20,400,076); expected proceeds $20,003,000	0.060%	01/06/2022	01/06/2022	20,000,000	20,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2021 (collateralized by various U.S. Government Obligations, 1.500% – 6.000% due 04/01/2036 – 10/01/2051, valued at $15,300,000); expected proceeds $15,001,838(c)	0.070%	02/07/2022	02/07/2022	15,000,000	15,000,000
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2021
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various U.S. Government Obligations, 2.000% – 5.500% due 06/01/2030 – 12/01/2051, valued at $56,100,000); expected proceeds $55,000,229	0.050%	01/03/2022	01/03/2022	$ 55,000,000	$ 55,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						152,000,000
	TREASURY REPURCHASE AGREEMENTS — 53.9%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2023 – 11/30/2025, valued at $47,940,000); expected proceeds $47,000,196	0.050%	01/03/2022	01/03/2022	47,000,000	47,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 1.750% – 2.625% due 12/31/2024 – 02/15/2029, valued at $16,320,084); expected proceeds $16,000,067	0.050%	01/03/2022	01/03/2022	16,000,000	16,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bills, 0.000% due 02/24/2022 – 12/29/2022, and a U.S. Treasury Note, 2.125% due 12/31/2022, valued at $74,735,428); expected proceeds $73,270,244	0.050%	01/03/2022	01/03/2022	73,270,000	73,270,000
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2021
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 11/04/2021 (collateralized by U.S. Treasury Bonds, 1.375% – 3.000% due 11/15/2040 – 08/15/2051, U.S. Treasury Inflation Index Bonds, 0.250% – 3.875% due 04/15/2029 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 10/15/2024 – 07/15/2031, and U.S. Treasury Notes, 0.250% – 1.375% due 09/30/2023 – 12/31/2028, valued at $20,400,086); expected proceeds $20,002,292	0.055%	01/07/2022	01/18/2022	$ 20,000,000	$ 20,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.375% – 2.125% due 06/30/2024 – 07/31/2024, valued at $102,031,626); expected proceeds $100,000,500	0.060%	01/03/2022	01/03/2022	100,000,000	100,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 1.750% due 07/15/2022 – 08/15/2029, valued at $3,400,014,217); expected proceeds $3,400,014,167	0.050%	01/03/2022	01/03/2022	3,400,000,000	3,400,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 4.375% due 11/15/2039, and U.S. Treasury Notes, 2.500% – 2.625% due 02/28/2023 – 01/31/2025, valued at $173,400,093); expected proceeds $170,000,708	0.050%	01/03/2022	01/03/2022	170,000,000	170,000,000
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
December 31, 2021
Rating *	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2027, valued at $17,340,000); expected proceeds $17,000,169	0.051%	01/05/2022	01/05/2022	$ 17,000,000	$ 17,000,000
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Strip, 0.000% due 05/15/2029, valued at $1,020,000); expected proceeds $1,000,004	0.050%	01/03/2022	01/03/2022	1,000,000	1,000,000
P-1, A-1	Agreement with MUFG Securities, dated 12/31/2021 (collateralized by U.S. Treasury Notes, 1.375% - 2.000% due 01/31/2022 - 07/31/2022, valued at $20,400,306); expected proceeds $20,000,083	0.050%	01/03/2022	01/06/2022	20,000,000	20,000,000
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 10/27/2021 (collateralized by U.S. Treasury Bonds, 1.750% – 6.125% due 02/15/2026 – 08/15/2041, U.S. Treasury Inflation Index Bonds, 0.250% – 1.375% due 02/15/2044 – 02/15/2050, and U.S. Treasury Notes, 0.250% – 2.750% due 03/31/2022 – 05/31/2027, valued at $76,500,033); expected proceeds $75,009,740	0.055%	01/07/2022	01/20/2022	75,000,000	75,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						3,939,270,000
TOTAL INVESTMENTS –100.4% (Cost $7,331,177,183)(d),(e)						7,331,177,183
Other Assets in Excess of Liabilities —(0.4)%						(27,151,595)
NET ASSETS –100.0%						$7,304,025,588
*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate represents annualized yield at date of purchase.
(c)	Illiquid security. These securities represent $15,000,000 or 0.2% of net assets as of December 31, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 3,239,907,183
Repurchase agreements, at amortized cost	4,091,270,000
Total Investments — unaffiliated issuers	7,331,177,183
Cash	167,738,736
Interest receivable — unaffiliated issuers	423,861
Other Receivable	7,880
Prepaid expenses and other assets	11,210
TOTAL ASSETS	7,499,358,870
LIABILITIES
Payable for investments purchased	194,887,574
Advisory fee payable	119,712
Administration fees payable	14,546
Custodian, sub-administration and transfer agent fees payable	12,771
Trustees’ fees and expenses payable	402
Professional fees payable	41,871
Distribution payable	20,896
Accrued expenses and other liabilities	235,510
TOTAL LIABILITIES	195,333,282
NET ASSETS	$ 7,304,025,588
NET ASSETS CONSIST OF:
Paid-in Capital	$ 7,304,020,382
Total distributable earnings (loss)	$ 5,206
NET ASSETS	$ 7,304,025,588
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	7,304,010,333
COST OF INVESTMENTS:
Investments at cost	$ 7,331,177,183
See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 5,339,391
EXPENSES
Advisory fees	1,401,323
Administration fees	60,060
Custodian, sub-administration and transfer agent fees	992,506
Trustees’ fees and expenses	77,407
Professional fees	91,782
Insurance expense	29,930
Miscellaneous expenses	19,977
TOTAL EXPENSES	2,672,985
NET INVESTMENT INCOME (LOSS)	2,666,406
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	4,961
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,671,367
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2021	Year Ended 12/31/2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,666,406	$ 33,301,420
Net realized gain (loss)	4,961	138,799
Net increase (decrease) in net assets resulting from operations	2,671,367	33,440,219
DISTRIBUTIONS TO SHAREHOLDERS:	(2,667,301)	(33,514,576)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	138,888,214,032	130,804,717,626
Cost of shares redeemed	(139,007,631,706)	(132,246,272,258)
Net increase (decrease) in net assets from beneficial interest transactions	(119,417,674)	(1,441,554,632)
Net increase (decrease) in net assets during the period	(119,413,608)	(1,441,628,989)
Net assets at beginning of period	7,423,439,196	8,865,068,185
NET ASSETS AT END OF PERIOD	$ 7,304,025,588	$ 7,423,439,196
SHARES OF BENEFICIAL INTEREST:
Shares sold	138,888,214,032	130,804,717,624
Shares redeemed	(139,007,631,706)	(132,246,272,258)
Net increase (decrease)	(119,417,674)	(1,441,554,634)
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0003	0.0042	0.0218	0.0182	0.0086
Net realized and unrealized gain (loss)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000 (a)
Total from investment operations	0.0003	0.0042	0.0218	0.0182	0.0086
Distributions to shareholders from:
Net investment income	(0.0003)	(0.0042)	(0.0218)	(0.0182)	(0.0086)
Net realized gains	—	—	—	—	(0.0000) (a)
Total distributions	(0.0003)	(0.0042)	(0.0218)	(0.0182)	(0.0086)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(b)	0.03%	0.42%	2.18%	1.84%	0.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,304,026	$7,423,439	$8,865,068	$6,844,376	$11,724,329
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%	0.04%	0.04%
Net expenses	0.03%	0.03%	0.04%	0.04%	0.03%
Net investment income (loss)	0.03%	0.42%	2.18%	1.78%	0.87%
(a)	Amount is less than $0.00005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
11

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
December 31, 2021
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee").
The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2021
The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2021
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Fund had invested in repurchase agreements with the gross values (principal) of $4,091,270,000 and associated collateral equal to $4,105,141,976.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Fund's Board.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement. There were no fees reduced or
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2021
expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2021.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	2	32.94%
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2021
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 2,667,301	$ -	$ -	$ 2,667,301
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 33,514,576	$ -	$ -	$ 33,514,576
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 5,206	$ -	$ -	$ -	$ -	$ 5,206
As of December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
December 31, 2021
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Government Money Market Portfolio and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited)
December 31, 2021
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.03%	$1,000.20	$0.15	$1,025.10	$0.15
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2021
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP filing is available (1) on the SEC’s website at www.sec.gov. or (2) by calling 1-877-521-4083 (toll free).
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2021
TRUSTEES AND OFFICERS INFORMATION
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland
Series Fund, Inc.;
Director, The China
Fund, Inc. (1992 –
2017); Director, The
Taiwan Fund, Inc.
(2007 – 2017);
Director, Reaves
Utility Income Fund,
Inc.; and Director,
Blackstone/GSO
Loans (and Real
					Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
21

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director, Kleinfeld
Bridal Corp. (January
2016 – present);
Trustee of
Neuroscience
Research Institute
(1986 – 2017);
Trustee of Fordham
University (1989 –
1995 and 2001 –
2007) and Trustee
Emeritus (2007 –
present); Trustee
and Independent
Chairperson of GE
Funds (1993 –
February 2011);
Director, Muscular
Dystrophy
Association (since
2019);and Trustee of
Gregorian University
Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
22

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December
2008, Chairman, Board
Member and
December 2008 to
present, Investment
Committee Member,
Healthcare Georgia
Foundation (private
foundation);
September 2002 to
2012, Lead Director
and Board Member,
Amerigroup Corp.
(managed health care);
1999 to 2013, Board
Member and (2001 to
2017) Investment
Committee Member,
Woodruff Arts Center;
and 2003 to 2009,
Trustee, Gettysburg
College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
23

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA Fund Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
24

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2021
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds
present); President and Director,
SSGA Funds Management, Inc.
Management, Inc. (March 2020 –
(2001 – present)*; Senior Managing
Director, State Street Global
Advisors (1992 –present)*;
Manager, State Street Global
Advisors Funds Distributors, LLC
(May 2017 – present).
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (April 2005 –present).*
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller at GE Asset Management Incorporated (April 2011 – July 2016).
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017)*.
25

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 07/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
Sean O'Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 –present).
David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).
David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior
Counsel, State Street Global
Advisors (April 2019 – present);
Vice President and Counsel, State
Street Global Advisors (August
2015 – April 2019); Associate,
Ropes & Gray LLP (November
2012 – August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior
Counsel, State Street Global
Advisors (August 2021 -
present); Vice President and
Managing Counsel, State Street
Corporation (March 2020 - August 2021)
and Vice President and Senior
Counsel (April 2018
- March 2020); Counsel, Sutton
Place Investments (January 2010
- March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
26

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO I
ANNUAL REPORT
December 31, 2021

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Annual Report
December 31, 2021

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The State Street Navigator Securities Lending Portfolio I (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was 0.12%, and the Index was 0.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Over the course of 2021 the Fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. The Federal Reserve maintained its monetary policy rate of 0-25bps throughout the year. Rates remained range-bound and credit conditions were stable. The Fund performance was driven by investment in short term commercial paper, asset backed commercial paper and certificate of deposit investments. The duration of the Fund was managed in order to maximize safety and liquidity but allowing for competitive returns. As the year closed out it became apparent the Federal Reserve was accelerating the time line for reducing pandemic-related accommodative monetary policy. The Fund was able to position itself to take advantage of the higher yielding investments in the market place.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Portfolio Statistics (Unaudited)
Portfolio Composition*	December 31, 2021
Certificates of Deposit	26.8%
Financial Company Commercial Paper	25.5
Asset Backed Commercial Paper	18.6
Other Notes	8.0
Treasury Repurchase Agreements	6.9
Government Agency Repurchase Agreements	6.9
Other Repurchase Agreements	4.7
Treasury Debt	2.6
Other Assets in Excess of Liabilities	(0.0)**
Total	100.0%
*	As a percentage of net assets as of the date indicated. The composition will vary over time.
**	Amount shown represents less than 0.05% of net assets.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 18.6%
Antalis SA 0.13%, 1/6/2022 (a)	$ 5,000,000	$ 4,999,934
Antalis SA 0.13%, 1/7/2022 (a)	4,000,000	3,999,938
Bennington Stark Capital Corp. LLC 0.15%, 1/10/2022 (a)	10,000,000	9,999,744
Britannia Funding Co. LLC 0.17%, 2/8/2022 (a)	5,000,000	4,999,036
Cancara Asset Securitisation LLC 0.22%, 3/3/2022 (a)	5,000,000	4,998,252
Collateralized Commercial Paper V Co. LLC 0.15%, 1/18/2022 (a)	7,400,000	7,399,674
Columbia Fdg Co. LLC 0.16%, 2/2/2022 (a)	4,700,000	4,699,414
Glencove Funding LLC 0.21%, 2/3/2022 (a)	10,000,000	9,998,697
Ionic Capital II Trust 0.15%, 1/28/2022 (a)	3,000,000	2,999,718
Ionic Capital II Trust 0.16%, 2/18/2022 (a)	5,000,000	4,998,836
Ionic Capital II Trust 0.23%, 3/25/2022 (a)	4,000,000	3,997,760
Ionic Capital III Trust 0.19%, 1/12/2022 (a)	7,000,000	6,999,804
Ionic Capital III Trust 0.19%, 1/20/2022 (a)	6,000,000	5,999,703
Lime Funding LLC 0.23%, 1/12/2022 (a)	7,000,000	6,999,804
Mackinac Funding Co. LLC 0.18%, 3/16/2022 (a)	2,000,000	1,998,896
Manhattan Asset Funding Co. LLC 0.22%, 1/26/2022 (a)	2,000,000	1,999,838
Ridgefield Funding Co. LLC 0.19%, 7/6/2022 (a)	5,000,000	4,990,079
Ridgefield Funding Co. LLC 0.22%, 4/13/2022 (a)	6,000,000	5,995,554
Ridgefield Funding Co. LLC 0.28%, 4/5/2022 (a)	5,000,000	4,996,662
Victory Receivables Corp. 0.14%, 1/19/2022 (a)	5,000,000	4,999,765
		108,071,108
CERTIFICATES OF DEPOSIT — 26.8%
Bank of Montreal 3 Month USD LIBOR + 0.02%, 0.17%, 2/11/2022 (b)	5,000,000	5,000,187
Bank of Montreal 0.19%, 7/5/2022 (a)	5,000,000	4,995,638
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Bank of Montreal SOFR + 0.15%, 0.20%, 9/29/2022 (b)	$ 6,000,000	$ 5,995,881
Bank of Nova Scotia SOFR + 0.14%, 0.19%, 8/23/2022 (b)	1,750,000	1,748,996
Bank of Nova Scotia 0.20%, 9/21/2022 (a)	5,000,000	4,992,534
Bank of Nova Scotia 0.22%, 3/15/2022 (a)	4,000,000	3,999,934
BNP Paribas 0.18%, 6/15/2022 (a)	5,000,000	4,998,569
Canadian Imperial Bank of Commerce SOFR + 0.16%, 0.21%, 9/7/2022 (b)	5,000,000	4,997,329
Canadian Imperial Bank of Commerce SOFR + 0.30%, 0.35%, 1/6/2023 (b)	5,000,000	4,999,794
Credit Industriel et Commercial 0.32%, 6/7/2022 (a)	5,000,000	5,002,411
Credit Suisse SOFR + 0.26%, 0.31%, 6/8/2022 (b)	7,000,000	7,000,154
KBC Bank NV 0.07%, 1/4/2022 (a)	2,000,000	1,999,998
Landesbank Baden-Wuerttemberg 0.18%, 2/8/2022 (a)	5,000,000	5,000,346
Mizuho Bank Ltd. 0.15%, 1/25/2022 (a)	4,000,000	4,000,200
Mizuho Bank Ltd. 0.16%, 1/18/2022 (a)	4,000,000	4,000,172
Mizuho Bank Ltd. 0.17%, 4/1/2022 (a)	6,000,000	5,999,225
MUFG Bank Ltd. 0.15%, 1/11/2022 (a)	5,000,000	5,000,141
MUFG Bank Ltd. 0.23%, 1/7/2022 (a)	5,000,000	5,000,175
Norinchukin Bank 0.11%, 1/5/2022 (a)	5,000,000	5,000,030
Oversea-Chinese Banking Corp. Ltd. 0.13%, 1/12/2022 (a)	6,000,000	6,000,040
Oversea-Chinese Banking Corp. Ltd. 0.26%, 3/24/2022 (a)	6,000,000	6,000,594
Royal Bank of Canada 0.21%, 10/3/2022 (a)	5,000,000	4,993,265
Societe Generale 0.15%, 2/17/2022 (a)	750,000	750,042
Standard Chartered Bank 0.22%, 4/25/2022 (a)	2,250,000	2,249,518
Standard Chartered Bank 0.25%, 3/7/2022 (a)	5,000,000	4,999,816
Sumitomo Mitsui Banking Corp. SOFR + 0.11%, 0.16%, 4/5/2022 (b)	5,000,000	4,999,974
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp. 0.17%, 1/20/2022 (a)	$ 6,000,000	$ 6,000,256
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.04%, 0.17%, 1/4/2022 (b)	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp. 0.22%, 5/5/2022 (a)	3,000,000	2,999,447
Sumitomo Mitsui Trust Bank 0.05%, 1/5/2022 (a)	5,000,000	4,999,986
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.01%, 0.15%, 2/8/2022 (b)	8,000,000	8,000,378
Svenska Handelsbanken AB 0.17%, 3/21/2022 (a)	5,000,000	5,000,165
Svenska Handelsbanken AB SOFR + 0.21%, 0.26%, 6/14/2022 (b)	2,500,000	2,500,286
Svenska Handelsbanken AB SOFR + 0.21%, 0.26%, 7/7/2022 (b)	5,000,000	4,999,921
		155,725,402
FINANCIAL COMPANY COMMERCIAL PAPER — 25.5%
Bank of Montreal 0.08%, 1/3/2022 (a)	3,000,000	2,999,980
Bank of Montreal 0.22%, 1/24/2022 (a)	5,000,000	4,999,700
Bank of Nova Scotia 0.23%, 5/2/2022 (a)	4,000,000	3,996,733
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.01%, 0.15%, 2/3/2022 (b)	6,000,000	6,000,000
Commonwealth Bank of Australia SOFR + 0.15%, 0.20%, 5/24/2022 (b)	1,100,000	1,099,991
Commonwealth Bank of Australia 0.21%, 5/18/2022 (a)	7,000,000	6,993,453
Credit Industriel et Commercial 0.24%, 5/10/2022 (a)	1,500,000	1,499,242
Credit Industriel et Commercial 0.24%, 5/11/2022 (a)	3,000,000	2,998,461
DBS Bank Ltd. 0.12%, 1/24/2022 (a)	4,000,000	3,999,733
DBS Bank Ltd. 0.13%, 1/10/2022 (a)	5,000,000	4,999,883
DBS Bank Ltd. 0.13%, 1/18/2022 (a)	3,000,000	2,999,857
DBS Bank Ltd. 0.15%, 3/22/2022 (a)	4,000,000	3,998,029
DBS Bank Ltd. 0.18%, 2/2/2022 (a)	5,000,000	4,999,514
DBS Bank Ltd. 0.24%, 3/14/2022 (a)	6,000,000	5,997,567
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Kreditanstalt fuer Wiederaufbau 0.09%, 1/7/2022 (a)	$ 10,000,000	$ 9,999,903
Lloyds Bank Corporate Markets PLC 0.16%, 4/1/2022 (a)	5,000,000	4,997,207
Macquarie Bank Ltd. 0.13%, 1/6/2022 (a)	4,000,000	3,999,953
Macquarie Bank Ltd. 0.13%, 1/7/2022 (a)	4,000,000	3,999,946
Macquarie Bank Ltd. 0.13%, 1/12/2022 (a)	5,000,000	4,999,852
Macquarie Bank Ltd. 0.16%, 2/10/2022 (a)	5,000,000	4,999,123
Macquarie Bank Ltd. 0.25%, 3/2/2022 (a)	5,000,000	4,998,289
National Australia Bank Ltd. SOFR + 0.12%, 0.17%, 6/15/2022 (b)	7,000,000	6,997,323
National Australia Bank Ltd. SOFR + 0.14%, 0.19%, 8/24/2022 (b)	1,500,000	1,498,831
National Australia Bank Ltd. 0.23%, 3/14/2022 (a)	10,000,000	9,996,654
Oversea-Chinese Banking Corp. Ltd. 0.22%, 5/6/2022 (a)	7,000,000	6,993,581
Skandinaviska Enskilda Banken AB 0.24%, 6/15/2022 (a)	2,500,000	2,496,991
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.01%, 0.16%, 2/10/2022 (b)	3,000,000	3,000,149
Toronto Dominion Bank 3 Month USD LIBOR + 0.02%, 0.17%, 2/10/2022 (b)	3,000,000	3,000,190
Toronto Dominion Bank 0.21%, 6/23/2022 (a)	5,000,000	4,992,992
Toronto Dominion Bank 0.24%, 4/28/2022 (a)	5,000,000	4,996,427
UBS AG 0.25%, 2/8/2022 (a)	3,750,000	3,749,456
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.16%, 2/4/2022 (b)	5,000,000	5,000,136
		148,299,146
TREASURY DEBT — 2.6%
U.S. Treasury Bill 0.03%, 1/18/2022 (a)	14,930,000	14,929,938
OTHER NOTES — 8.0%
Abu Dhabi International Bank 0.05%, 1/3/2022 (a)	8,159,000	8,159,000
Bank of Nova Scotia 0.07%, 1/3/2022 (a)	5,000,000	5,000,000
Banque Nationale Du Canada 0.06%, 1/3/2022 (a)	10,000,000	10,000,000
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
Canadian Imperial Bank of Commerce 0.05%, 1/3/2022 (a)	$ 10,000,000	$ 10,000,000
Mizuho Bank Ltd. 0.07%, 1/3/2022 (a)	6,000,000	6,000,000
National Australia Bank Ltd. 0.05%, 1/3/2022 (a)	5,000,000	5,000,000
Toyota Motor Credit Corp. SOFR + 0.28%, 0.33%, 12/14/2022 (b)	2,500,000	2,501,850
		46,660,850
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 6.9%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by a U.S. Government Obligation, 3.000% due 12/01/2051, and various Corporate Bonds, 1.050% – 5.650% due 05/02/2022 – 01/16/2027, valued at $1,068,784); expected proceeds $1,000,025 0.13%, 1/4/2022	1,000,000	1,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by various Corporate Bonds, 0.000% – 8.000% due 01/19/2022 – 05/15/2097, valued at $2,121,251); expected proceeds $2,000,047 0.12%, 1/5/2022	2,000,000	2,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by various Corporate Bonds, 1.050% – 7.700% due 12/09/2025 – 5/15/2097, valued at $2,267,021); expected proceeds $2,000,051 0.13%, 1/6/2022	2,000,000	2,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Government Obligation, 2.000% due 01/20/2051, valued at $5,100,000); expected proceeds $5,000,021 0.05%, 1/3/2022	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various U.S. Government Obligations, 1.870% – 6.500% due 06/01/2028 – 01/01/2052, valued at $30,600,000); expected proceeds $30,000,125 0.05%, 1/3/2022	30,000,000	30,000,000
		40,000,000
TREASURY REPURCHASE AGREEMENTS — 6.9%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 2.250% due 05/15/2041, valued at $5,100,008); expected proceeds $5,000,021 0.05%, 1/3/2022	5,000,000	5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.375% – 2.125% due 06/30/2024 – 07/31/2024, valued at $25,500,092); expected proceeds $25,000,125 0.06%, 1/3/2022	25,000,000	25,000,000
See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 5.500% due 08/15/2028 – 11/15/2045, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, and a U.S. Treasury Note, 2.500% due 08/15/2023, valued at $10,200,074); expected proceeds $10,000,042
0.05%, 1/3/2022	$ 10,000,000	$ 10,000,000
		40,000,000
OTHER REPURCHASE AGREEMENTS — 4.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/17/2021 (collateralized by various Common Stocks, valued at $5,400,000); expected proceeds $5,008,522 0.52%, 4/14/2022 (c)	5,000,000	5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2021 (collateralized by a Common Stock, valued at $10,800,073); expected proceeds $10,004,317 0.37%, 2/9/2022 (c)	10,000,000	10,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $2,160,057); expected proceeds $2,000,025 0.15%, 1/3/2022	2,000,000	2,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $5,400,000); expected proceeds $5,006,281 0.38%, 4/29/2022 (c)	5,000,000	5,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by various Common Stocks, valued at $5,400,200); expected proceeds $5,000,214 0.22%, 1/4/2022	5,000,000	5,000,000
		27,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $580,718,608)		580,686,444
TOTAL INVESTMENTS — 100.0% (Cost $580,718,608)		580,686,444
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(d)		(5,410)
NET ASSETS — 100.0%		$580,681,034
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $20,000,000 or 3.4% of net assets as of December 31, 2021.
(d)	Amount is less than 0.05% of net assets.
Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company

See accompanying notes to financial statements.
8

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
December 31, 2021
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$ —	$ 580,686,444	$ —	$ 580,686,444
TOTAL INVESTMENTS	$ —	$ 580,686,444	$ —	$ 580,686,444
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 473,686,444
Repurchase agreements, at amortized cost	107,000,000
Total Investments — unaffiliated issuers	580,686,444
Cash	916
Interest receivable — unaffiliated issuers	69,714
Receivable from Adviser (Note 4)	4,140
Prepaid expenses and other assets	731
TOTAL ASSETS	580,761,945
LIABILITIES
Advisory fee payable	13,061
Administration fees payable	1,178
Custodian, sub-administration and transfer agent fees payable	6,740
Trustees’ fees and expenses payable	127
Professional fees payable	36,644
Distribution payable	5,844
Accrued expenses and other liabilities	17,317
TOTAL LIABILITIES	80,911
NET ASSETS	$ 580,681,034
NET ASSETS CONSIST OF:
Paid-in Capital	$ 580,759,786
Total distributable earnings (loss)	$ (78,752)
NET ASSETS	$ 580,681,034
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	580,759,786
COST OF INVESTMENTS:
Investments at cost	$ 580,718,608
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 848,237
EXPENSES
Advisory fees	134,401
Administration fees	4,032
Custodian, sub-administration and transfer agent fees	88,040
Trustees’ fees and expenses	24,533
Professional fees	41,693
Insurance expense	2,148
Miscellaneous expenses	609
TOTAL EXPENSES	295,456
Expenses waived/reimbursed by the Adviser (Note 4)	(69,661)
NET EXPENSES	225,795
NET INVESTMENT INCOME (LOSS)	622,442
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	7,452
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(51,473)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(44,021)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 578,421
See accompanying notes to financial statements.
11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2021	Year Ended 12/31/2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 622,442	$ 4,381,731
Net realized gain (loss)	7,452	(50,769)
Net change in unrealized appreciation/depreciation	(51,473)	(43,244)
Net increase (decrease) in net assets resulting from operations	578,421	4,287,718
DISTRIBUTIONS TO SHAREHOLDERS:	(622,795)	(4,350,953)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,931,901,778	4,355,844,289
Cost of shares redeemed	(3,752,081,010)	(4,729,224,284)
Net increase (decrease) in net assets from beneficial interest transactions	179,820,768	(373,379,995)
Net increase (decrease) in net assets during the period	179,776,394	(373,443,230)
Net assets at beginning of period	400,904,640	774,347,870
NET ASSETS AT END OF PERIOD	$ 580,681,034	$ 400,904,640
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,931,901,778	4,355,844,289
Shares redeemed	(3,752,081,010)	(4,729,224,284)
Net increase (decrease)	179,820,768	(373,379,995)
See accompanying notes to financial statements.
12

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0011	0.0076	0.0243	0.0206	0.0119
Net realized and unrealized gain (loss)	0.0001	(0.0007)	(0.0004)	0.0003	(0.0002)
Total from investment operations	0.0012	0.0069	0.0239	0.0209	0.0117
Distributions to shareholders from:
Net investment income	(0.0012)	(0.0069)	(0.0239)	(0.0209)	(0.0117)
Net realized gains	—	—	—	—	(0.0000) (b)
Total distributions	(0.0012)	(0.0069)	(0.0239)	(0.0209)	(0.0117)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(c)	0.12%	0.70%	2.42%	2.11%	1.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$580,681	$400,905	$774,348	$1,081,086	$1,924,795
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.05%	0.05%	0.06%
Net expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	0.12%	0.76%	2.43%	2.05%	1.19%
Portfolio turnover rate	—% (d)	—% (d)	—% (d)	—% (d)	—% (d)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the periods ended December 31, 2021, December 31, 2020, December 31, 2019, December 31, 2018 and December 31, 2017.
See accompanying notes to financial statements.
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements
December 31, 2021
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”) and each member thereof, a "Trustee". The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•       Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2021
valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•       Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2021
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Fund had invested in repurchase agreements with the gross values (principal) of $107,000,000 and associated collateral equal to $111,117,560.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Fund's Board. For the year ended December 31, 2021, SSGA FM waived $69,661.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2021
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	78.01%
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 622,795	$ -	$ -	$ 622,795
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2021
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 4,350,953	$ -	$ -	$ 4,350,953
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ -	$(43,317)	$ -	$(32,164)	$ -	$(75,481)
As of December 31, 2021, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Non-Expiring Short Term	Non-Expiring Long Term
$ 43,317	$ -
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$580,718,608	$14,900	$47,064	$(32,164)
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
December 31, 2021
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Portfolio I and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio I (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited)
December 31, 2021
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,000.50	$0.20	$1,025.00	$0.20
(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
21

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2021
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported the Fund’s ability to honor redemption requests timely and SSGA FM’s management of the Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).
22

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2021
TRUSTEES AND OFFICERS INFORMATION
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland
Series Fund, Inc.;
Director, The China
Fund, Inc. (1992 –
2017); Director, The
Taiwan Fund, Inc.
(2007 – 2017);
Director, Reaves
Utility Income Fund,
Inc.; and Director,
Blackstone/GSO
Loans (and Real
					Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).
23

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director, Kleinfeld
Bridal Corp. (January
2016 – present);
Trustee of
Neuroscience
Research Institute
(1986 – 2017);
Trustee of Fordham
University (1989 –
1995 and 2001 –
2007) and Trustee
Emeritus (2007 –
present); Trustee
and Independent
Chairperson of GE
Funds (1993 –
February 2011);
Director, Muscular
Dystrophy
Association (since
2019);and Trustee of
Gregorian University
Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).
24

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December
2008, Chairman, Board
Member and
December 2008 to
present, Investment
Committee Member,
Healthcare Georgia
Foundation (private
foundation);
September 2002 to
2012, Lead Director
and Board Member,
Amerigroup Corp.
(managed health care);
1999 to 2013, Board
Member and (2001 to
2017) Investment
Committee Member,
Woodruff Arts Center;
and 2003 to 2009,
Trustee, Gettysburg
College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.
25

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA Fund Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
26

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2021
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds
present); President and Director,
SSGA Funds Management, Inc.
Management, Inc. (March 2020 –
(2001 – present)*; Senior Managing
Director, State Street Global
Advisors (1992 –present)*;
Manager, State Street Global
Advisors Funds Distributors, LLC
(May 2017 – present).
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (April 2005 –present).*
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller at GE Asset Management Incorporated (April 2011 – July 2016).
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017)*.
27

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 07/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
Sean O'Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 –present).
David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).
David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior
Counsel, State Street Global
Advisors (April 2019 – present);
Vice President and Counsel, State
Street Global Advisors (August
2015 – April 2019); Associate,
Ropes & Gray LLP (November
2012 – August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior
Counsel, State Street Global
Advisors (August 2021 -
present); Vice President and
Managing Counsel, State Street
Corporation (March 2020 - August 2021)
and Vice President and Senior
Counsel (April 2018
- March 2020); Counsel, Sutton
Place Investments (January 2010
- March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.
28

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO II
ANNUAL REPORT
December 31, 2021

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Annual Report
December 31, 2021

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The State Street Navigator Securities Lending Portfolio II (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).
For the 12-month period ended December 31, 2021 (the “Reporting Period”), the total return for the Fund was 0.13%, and the Index was 0.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Over the course of 2021 the Fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. The Federal Reserve maintained its monetary policy rate of 0-25bps throughout the year. Rates remained range bound and Credit conditions were stable. The Fund performance was driven by investment in short term commercial paper, asset backed commercial paper and certificate of deposit investments. The duration of the Fund was managed in order to maximize safety and liquidity but allowing for competitive returns. As the year closed out it became apparent the Federal Reserve was accelerating the time line for reducing pandemic-related accommodative monetary policy. The Fund was able to position itself to take advantage of the higher yielding investments in the market place.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Portfolio Statistics (Unaudited)
Portfolio Composition*	December 31, 2021
Certificates of Deposit	29.1%
Financial Company Commercial Paper	26.8
Asset Backed Commercial Paper	19.5
Other Notes	9.5
Other Repurchase Agreements	8.4
Government Agency Repurchase Agreements	2.9
Treasury Repurchase Agreements	2.7
Treasury Debt	1.1
Other Assets in Excess of Liabilities	0.0**
Total	100.0%
*	As a percentage of net assets as of the date indicated. The composition will vary over time.
**	Amount shown represents less than 0.05% of net assets.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 19.5%
Alinghi Funding Co. LLC 0.16%, 1/11/2022 (a)	$ 33,000,000	$ 32,998,860
Alinghi Funding Co. LLC 0.19%, 4/20/2022 (a)	8,000,000	7,993,082
Anglesea Funding LLC 0.14%, 1/5/2022 (a)	100,000,000	99,998,889
Antalis SA 0.14%, 1/14/2022 (a)	9,000,000	8,999,639
Britannia Funding Co. LLC 0.18%, 2/2/2022 (a)	35,200,000	35,194,644
Cancara Asset Securitisation LLC 0.22%, 3/3/2022 (a)	40,000,000	39,986,015
Collateralized Commercial Paper V Co. LLC 0.18%, 3/1/2022 (a)	30,000,000	29,990,000
Glencove Funding LLC 0.21%, 2/3/2022 (a)	40,000,000	39,994,787
Gotham Funding Corp. 0.13%, 1/19/2022 (a)	20,000,000	19,999,061
Ionic Capital II Trust 0.16%, 2/18/2022 (a)	50,000,000	49,988,362
Ionic Capital II Trust 0.18%, 2/16/2022 (a)	50,000,000	49,989,229
Ionic Capital III Trust 0.19%, 1/12/2022 (a)	40,000,000	39,998,880
Lime Funding LLC 0.23%, 1/12/2022 (a)	33,000,000	32,999,076
Mackinac Funding Co. LLC 0.22%, 4/6/2022 (a)	30,000,000	29,976,480
Manhattan Asset Funding Co. LLC 0.22%, 1/26/2022 (a)	25,000,000	24,997,978
Mountcliff Funding LLC 0.17%, 2/1/2022 (a)	75,000,000	74,991,067
Mountcliff Funding LLC 0.27%, 4/4/2022 (a)	35,000,000	34,974,960
Regatta Funding Co. LLC 0.18%, 2/1/2022 (a)	50,000,000	49,992,711
Ridgefield Funding Co. LLC 0.19%, 7/6/2022 (a)	50,000,000	49,900,786
Ridgefield Funding Co. LLC 0.26%, 4/19/2022 (a)	40,000,000	39,968,148
Ridgefield Funding Co. LLC 0.28%, 4/5/2022 (a)	20,000,000	19,986,647
Versailles Commercial Paper LLC 0.13%, 1/10/2022 (a)	50,000,000	49,998,722
		862,918,023
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT — 29.1%
Bank of Montreal 0.19%, 7/5/2022 (a)	$ 50,000,000	$ 49,956,380
Bank of Montreal SOFR + 0.15%, 0.20%, 8/2/2022 (b)	25,000,000	24,986,787
Bank of Montreal SOFR + 0.15%, 0.20%, 9/29/2022 (b)	15,000,000	14,989,702
Bank of Nova Scotia SOFR + 0.14%, 0.19%, 8/23/2022 (b)	19,250,000	19,238,954
Bank of Nova Scotia 0.20%, 9/21/2022 (a)	73,000,000	72,890,993
Bank of Nova Scotia 0.20%, 9/28/2022 (a)	25,000,000	24,960,373
Canadian Imperial Bank of Commerce 0.15%, 3/14/2022 (a)	50,000,000	50,001,408
Canadian Imperial Bank of Commerce SOFR + 0.16%, 0.21%, 9/7/2022 (b)	35,000,000	34,981,305
Canadian Imperial Bank of Commerce 0.27%, 1/4/2022 (a)	52,000,000	52,001,097
Canadian Imperial Bank of Commerce SOFR + 0.30%, 0.35%, 1/6/2023 (a),(b)	25,000,000	24,998,971
Credit Industriel et Commercial 0.18%, 4/14/2022 (a)	50,000,000	50,005,758
Credit Suisse 0.23%, 3/30/2022 (a)	60,000,000	59,995,984
Credit Suisse SOFR + 0.26%, 0.31%, 6/10/2022 (a),(b)	25,000,000	25,000,223
KBC Bank NV 0.07%, 1/4/2022 (a)	5,000,000	4,999,994
Mizuho Bank Ltd. 0.15%, 1/25/2022 (a)	55,000,000	55,002,748
Mizuho Bank Ltd. 0.16%, 1/18/2022 (a)	70,000,000	70,003,008
MUFG Bank Ltd. 0.23%, 1/27/2022 (a)	50,000,000	50,005,131
MUFG Bank Ltd. 0.24%, 1/24/2022 (a)	25,000,000	25,002,547
Norinchukin Bank 0.11%, 1/5/2022 (a)	50,000,000	50,000,299
Norinchukin Bank 0.20%, 2/28/2022 (a)	50,000,000	50,004,996
Oversea-Chinese Banking Corp. Ltd. 0.13%, 1/12/2022 (a)	84,000,000	84,000,559
Standard Chartered Bank 0.25%, 3/7/2022 (a)	40,000,000	39,998,531
Sumitomo Mitsui Banking Corp. 0.15%, 3/9/2022 (a)	60,000,000	59,998,745
Sumitomo Mitsui Banking Corp. SOFR + 0.11%, 0.16%, 4/5/2022 (b)	50,000,000	49,999,736
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.04%, 0.17%, 1/4/2022 (b)	$ 20,000,000	$ 20,000,000
Sumitomo Mitsui Trust Bank 0.05%, 1/5/2022 (a)	50,000,000	49,999,861
Svenska Handelsbanken AB 0.15%, 3/3/2022 (a)	50,000,000	50,001,112
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.01%, 0.15%, 2/8/2022 (b)	50,000,000	50,002,361
Svenska Handelsbanken AB SOFR + 0.21%, 0.26%, 6/14/2022 (b)	17,500,000	17,502,003
Svenska Handelsbanken AB SOFR + 0.21%, 0.26%, 7/7/2022 (b)	40,000,000	39,999,370
Westpac Banking Corp. SOFR + 0.13%, 0.18%, 7/15/2022 (b)	13,000,000	12,996,506
		1,283,525,442
FINANCIAL COMPANY COMMERCIAL PAPER — 26.8%
Bank of Montreal 0.08%, 1/3/2022 (a)	25,000,000	24,999,833
Bank of Montreal 0.08%, 1/5/2022 (a)	50,000,000	49,999,444
Bank of Montreal 0.22%, 1/24/2022 (a)	40,000,000	39,997,600
Canadian Imperial Bank of Commerce 0.15%, 3/4/2022 (a)	38,000,000	37,992,951
Commonwealth Bank of Australia 0.21%, 3/23/2022 (a)	40,000,000	39,984,602
Commonwealth Bank of Australia SOFR + 0.17%, 0.22%, 8/17/2022 (b)	12,900,000	12,894,262
Credit Industriel et Commercial 0.16%, 3/8/2022 (a)	50,000,000	49,992,928
DBS Bank Ltd. 0.12%, 1/14/2022 (a)	50,000,000	49,998,270
DBS Bank Ltd. 0.13%, 1/18/2022 (a)	50,000,000	49,997,625
DBS Bank Ltd. 0.24%, 3/14/2022 (a)	50,000,000	49,979,722
Federation des Caisses Desjardins du Quebec 0.14%, 3/1/2022 (a)	25,000,000	24,993,750
FMS Wertmanagement 0.15%, 2/11/2022 (a)	68,000,000	67,987,782
ING U.S. Funding LLC 0.20%, 3/14/2022 (a)	6,200,000	6,197,787
Macquarie Bank Ltd. 0.13%, 1/4/2022 (a)	65,000,000	64,999,494
Macquarie Bank Ltd. 0.13%, 1/12/2022 (a)	50,000,000	49,998,517
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Macquarie Bank Ltd. 0.25%, 3/4/2022 (a)	$ 40,000,000	$ 39,985,580
Macquarie Bank Ltd. 0.27%, 3/23/2022 (a)	35,000,000	34,980,548
MUFG Bank Ltd. 0.08%, 1/28/2022 (a)	50,000,000	49,996,267
National Australia Bank Ltd. SOFR + 0.14%, 0.19%, 8/24/2022 (b)	16,000,000	15,987,532
National Australia Bank Ltd. 0.23%, 3/14/2022 (a)	35,000,000	34,988,290
National Australia Bank Ltd. SOFR + 0.21%, 0.26%, 6/14/2022 (b)	25,000,000	25,000,000
Royal Bank of Canada 0.24%, 4/14/2022 (a)	50,000,000	49,966,200
Skandinaviska Enskilda Banken AB 0.24%, 6/15/2022 (a)	23,000,000	22,972,320
Societe Generale 0.16%, 1/31/2022 (a)	50,000,000	49,996,513
Toronto Dominion Bank 0.10%, 1/13/2022 (a)	50,000,000	49,998,736
Toronto Dominion Bank 0.23%, 3/31/2022 (a)	40,000,000	39,981,000
UBS AG SOFR + 0.19%, 0.24%, 7/13/2022 (b)	50,000,000	50,002,654
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.15%, 2/7/2022 (b)	22,000,000	22,000,640
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.16%, 2/4/2022 (b)	75,000,000	75,002,692
		1,180,873,539
TREASURY DEBT — 1.1%
U.S. Treasury Bill 0.05%, 1/13/2022 (a)	50,000,000	49,999,555
OTHER NOTES — 9.5%
Bank of Nova Scotia 0.07%, 1/3/2022 (a)	65,000,000	65,000,000
Canadian Imperial Bank of Commerce 0.05%, 1/3/2022 (a)	20,000,000	20,000,000
First Abu Dhabi Bank USA 0.05%, 1/3/2022 (a)	39,977,000	39,977,000
ING Bank NV 0.08%, 1/5/2022 (a)	75,000,000	75,000,000
Mizuho Bank Ltd. 0.07%, 1/3/2022 (a)	50,000,000	50,000,000
National Bank Of Canada 0.06%, 1/3/2022 (a)	75,000,000	75,000,000
Royal Bank of Canada 0.05%, 1/3/2022 (a)	50,000,000	50,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES – (continued)
Toronto Dominion Bank 0.07%, 1/5/2022 (a)	$ 25,000,000	$ 25,000,000
Toyota Motor Credit Corp. SOFR + 0.28%, 0.33%, 12/14/2022 (b)	20,000,000	20,014,800
		419,991,800
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 2.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various U.S. Government Obligations, 1.500% – 5.000% due 12/01/2040 – 12/01/2051, valued at $73,440,000); expected proceeds $72,000,600 0.10%, 1/3/2022	72,000,000	72,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various U.S. Government Obligations, 2.000% – 4.500% due 03/01/2047 – 12/01/2051, valued at $55,080,008); expected proceeds $54,000,225 0.05%, 1/3/2022	54,000,000	54,000,000
		126,000,000
TREASURY REPURCHASE AGREEMENTS — 2.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Note, 0.125% due 07/31/2023, valued at $40,800,048); expected proceeds $40,000,167 0.05%, 1/3/2022	40,000,000	40,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a U.S. Treasury Bond, 1.875% due 02/15/2041, U.S. Treasury Inflation Index Bonds, 2.125% – 2.375% due 01/15/2025 – 02/15/2040, U.S. Treasury Notes, 2.250% due 11/15/2024 – 08/15/2027, and U.S. Treasury Strips, 0.000% due 02/15/2028 – 02/15/2045, valued at $71,400,000); expected proceeds $70,000,292 0.05%, 1/3/2022	70,000,000	70,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.125% due 06/30/2022 – 10/15/2024, valued at $10,200,026); expected proceeds $10,000,050 0.06%, 1/3/2022	10,000,000	10,000,000
		120,000,000
OTHER REPURCHASE AGREEMENTS — 8.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/17/2021 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,068,178 0.52%, 4/14/2022 (c)	40,000,000	40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.125% – 3.000% due 01/01/2023 – 05/15/2025, valued at $53,813,940); expected proceeds $50,086,667 0.52%, 4/22/2022 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2021 (collateralized by various Common Stocks, valued at $37,800,099); expected proceeds $35,038,500 0.44%, 3/23/2022 (c)	35,000,000	35,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2021
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by a U.S. Government Obligation, 3.000% due 07/01/2034, and various Corporate Bonds, 0.000% – 8.250% due 02/22/2022 – 05/015/2097, valued at $9,454,919); expected proceeds $9,000,228
0.13%, 1/4/2022	$ 9,000,000	$ 9,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2021 (collateralized by U.S. Government Obligations, 3.000% – 3.500% due 02/01/2037 – 12/01/2051, a U.S. Treasury Strip, 0.000% due 08/15/2028, and various Corporate Bonds, 0.000% – 8.750% due 03/14/2022 – 08/15/2051, valued at $66,800,185); expected proceeds $63,001,593 0.13%, 1/6/2022	63,000,000	63,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Common Stocks, valued at $15,120,086); expected proceeds $14,000,175 0.15%, 1/3/2022	14,000,000	14,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by a Corporate Bond, 0.000% due 01/15/2027, valued at $54,000,567); expected proceeds $50,062,806 0.38%, 4/29/2022 (c)	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 3.300% due 05/18/2023 – 09/17/2031, valued at $26,873,280); expected proceeds $25,011,250 0.27%, 2/8/2022 (c)	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2021 (collateralized by various U.S. Government Obligations, 1.500% – 6.000% due 01/01/2024 – 09/01/2051, valued at $38,761,421); expected proceeds $38,001,626 0.22%, 1/4/2022	38,000,000	38,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2021 (collateralized by various Corporate Bonds, 1.570% – 8.375% due 01/09/2022 – 05/01/2047, valued at $51,751,374); expected proceeds $45,000,525 0.14%, 1/3/2022	45,000,000	45,000,000
		369,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,412,560,091)		4,412,308,359
TOTAL INVESTMENTS — 100.0% (Cost $4,412,560,091)		4,412,308,359
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		481,380
NET ASSETS — 100.0%		$4,412,789,739
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $200,000,000 or 4.5% of net assets as of December 31, 2021.
(d)	Amount is less than 0.05% of net assets.
Abbreviations:
SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
December 31, 2021
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2021.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$ —	$ 4,412,308,359	$ —	$ 4,412,308,359
TOTAL INVESTMENTS	$ —	$ 4,412,308,359	$ —	$ 4,412,308,359
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in securities, at value — unaffiliated issuers	$ 3,797,308,359
Repurchase agreements, at amortized cost	615,000,000
Total Investments — unaffiliated issuers	4,412,308,359
Cash	853
Interest receivable — unaffiliated issuers	822,336
Prepaid expenses and other assets	8,494
TOTAL ASSETS	4,413,140,042
LIABILITIES
Advisory fee payable	100,972
Administration fees payable	8,928
Custodian, sub-administration and transfer agent fees payable	9,638
Trustees’ fees and expenses payable	407
Professional fees payable	45,222
Distribution payable	47,713
Accrued expenses and other liabilities	137,423
TOTAL LIABILITIES	350,303
NET ASSETS	$ 4,412,789,739
NET ASSETS CONSIST OF:
Paid-in Capital	$ 4,413,018,677
Total distributable earnings (loss)	$ (228,938)
NET ASSETS	$ 4,412,789,739
NET ASSET VALUE PER SHARE
Net asset value per share	$ 1.00
Shares outstanding ($0.001 par value)	4,413,018,677
COST OF INVESTMENTS:
Investments at cost	$ 4,412,560,091
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest income - unaffiliated issuers	$ 10,828,990
EXPENSES
Advisory fees	1,534,066
Administration fees	46,032
Custodian, sub-administration and transfer agent fees	792,059
Trustees’ fees and expenses	68,882
Professional fees	85,221
Insurance expense	24,005
Miscellaneous expenses	17,856
TOTAL EXPENSES	2,568,121
NET INVESTMENT INCOME (LOSS)	8,260,869
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	17,138
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(518,744)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(501,606)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,759,263
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/2021	Year Ended 12/31/2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,260,869	$ 38,968,805
Net realized gain (loss)	17,138	65,022
Net change in unrealized appreciation/depreciation	(518,744)	(171,396)
Net increase (decrease) in net assets resulting from operations	7,759,263	38,862,431
DISTRIBUTIONS TO SHAREHOLDERS:	(8,260,869)	(38,809,661)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	66,535,622,600	57,607,324,919
Cost of shares redeemed	(68,746,553,557)	(56,200,187,770)
Net increase (decrease) in net assets from beneficial interest transactions	(2,210,930,957)	1,407,137,149
Net increase (decrease) in net assets during the period	(2,211,432,563)	1,407,189,919
Net assets at beginning of period	6,624,222,302	5,217,032,383
NET ASSETS AT END OF PERIOD	$ 4,412,789,739	$ 6,624,222,302
SHARES OF BENEFICIAL INTEREST:
Shares sold	66,535,622,600	57,607,324,919
Shares redeemed	(68,746,553,557)	(56,200,187,770)
Net increase (decrease)	(2,210,930,957)	1,407,137,149
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 12/10/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0014	0.0064	0.0218	0.0015
Net realized and unrealized gain (loss)	(0.0001)	0.0005	0.0018	0.0000 (b)
Total from investment operations	0.0013	0.0069	0.0236	0.0015
Distributions to shareholders from:
Net investment income	(0.0013)	(0.0069)	(0.0236)	(0.0015)
Total distributions	(0.0013)	(0.0069)	(0.0236)	(0.0015)
Net asset value, end of period(a)	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return(c)	0.13%	0.69%	2.38%	0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,412,790	$6,624,222	$5,217,032	$ 496,232
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.18% (d)
Net expenses	0.04%	0.04%	0.04%	0.04% (d)
Net investment income (loss)	0.14%	0.64%	2.21%	2.63% (d)
Portfolio turnover rate	—% (e)	—% (e)	—% (e)	—% (e)(f)
*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Portfolio Turnover percentage amounts to 0% as the Fund only held short term investments for the periods ended December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
(f)	Not annualized.
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements
December 31, 2021
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2021, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•       Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2021
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•       Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•       Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2021 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2021
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2021, the Fund had invested in repurchase agreements with the gross values (principal) of $615,000,000 and associated collateral equal to $648,495,953.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Fund's Board.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2021
The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	1	11.95%
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2021, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 8,260,869	$ -	$ -	$ 8,260,869
The tax character of distributions paid during the year ended December 31, 2020, was as follows:
Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$ 38,809,661	$ -	$ -	$ 38,809,661

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2021
At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$ 22,794	$ -	$ -	$(251,732)	$ -	$(228,938)
As of December 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$4,412,560,091	$—	$251,732	$(251,732)
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
December 31, 2021
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street Navigator Securities Lending Portfolio II and the Board of Trustees of State Street Navigator Securities Lending Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio II (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from December 10, 2018 (commencement of operations) through December 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from December 10, 2018 (commencement of operations) through December 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
March 1, 2022

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited)
December 31, 2021
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.
The table below illustrates your Fund’s cost in two ways:
•       Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
•       Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio II	0.04%	$1,062.40	$0.21	$1,025.00	$0.20
(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2021
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period September 2020 through June 2021. As reported to the Board, the Program supported the Fund’s ability to honor redemption requests timely and SSGA FM’s management of the Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund's schedules of investments is available upon request, without charge, by calling 1-866-787-2257 (toll free).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2021
TRUSTEES AND OFFICERS INFORMATION
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	63	Director, the Holland
Series Fund, Inc.;
Director, The China
Fund, Inc. (1992 –
2017); Director, The
Taiwan Fund, Inc.
(2007 – 2017);
Director, Reaves
Utility Income Fund,
Inc.; and Director,
Blackstone/GSO
Loans (and Real
					Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	63	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – present); Board Director and Chairman, SPDR Europe II, PLC (2013 – present).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	63	Director, Kleinfeld
Bridal Corp. (January
2016 – present);
Trustee of
Neuroscience
Research Institute
(1986 – 2017);
Trustee of Fordham
University (1989 –
1995 and 2001 –
2007) and Trustee
Emeritus (2007 –
present); Trustee
and Independent
Chairperson of GE
Funds (1993 –
February 2011);
Director, Muscular
Dystrophy
Association (since
2019);and Trustee of
Gregorian University
Foundation (1992 –
					2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	63	Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	63	1998 to December
2008, Chairman, Board
Member and
December 2008 to
present, Investment
Committee Member,
Healthcare Georgia
Foundation (private
foundation);
September 2002 to
2012, Lead Director
and Board Member,
Amerigroup Corp.
(managed health care);
1999 to 2013, Board
Member and (2001 to
2017) Investment
Committee Member,
Woodruff Arts Center;
and 2003 to 2009,
Trustee, Gettysburg
College;
Board member, Aerocare
Holdings (2003 – January 2021), Regenesis
					Biomedical Inc. (April 2012 – present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	63	None.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected: President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	63	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).
(1) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2) Ms. Needham is an Interested Trustee because of her employment by SSGA Fund Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2021
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds
present); President and Director,
SSGA Funds Management, Inc.
Management, Inc. (March 2020 –
(2001 – present)*; Senior Managing
Director, State Street Global
Advisors (1992 –present)*;
Manager, State Street Global
Advisors Funds Distributors, LLC
(May 2017 – present).
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (April 2005 –present).*
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Controller at GE Asset Management Incorporated (April 2011 – July 2016).
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017)*.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Other Information (Unaudited) – (continued)
December 31, 2021
NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti- Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 07/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*
Sean O'Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 –present).
David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).
David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior
Counsel, State Street Global
Advisors (April 2019 – present);
Vice President and Counsel, State
Street Global Advisors (August
2015 – April 2019); Associate,
Ropes & Gray LLP (November
2012 – August 2015).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Assistant Secretary	Term: Indefinite Elected: 9/21	Vice President and Senior
Counsel, State Street Global
Advisors (August 2021 -
present); Vice President and
Managing Counsel, State Street
Corporation (March 2020 - August 2021)
and Vice President and Senior
Counsel (April 2018
- March 2020); Counsel, Sutton
Place Investments (January 2010
- March 2018).
* Served in various capacities and/or with various affiliated entities during noted time period.

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

(b)	Not Applicable to Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Navigator Securities Lending Trust (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $93,600 and $93,600, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $12,324 and $17,604, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2021 and December 31, 2020, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were $8,904,469 and $7,019,005, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by the Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2021 and December 31, 2020, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $38,000,000 and $36,534,447, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by it to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 9, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 9, 2022